RELATED PARTIES (Narrative - Cash Incentives) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Estimated aggregate amortization of intangible assets - 2024	$ 4,007
Estimated aggregate amortization of intangible assets - 2025	1,890
Estimated aggregate amortization of intangible assets - 2026	1,300
Estimated aggregate amortization of intangible assets - 2027	862
Estimated aggregate amortization of intangible assets - 2028	$ 952
Executive Officer [Member]
Related Party Transaction [Line Items]
Cash incentive award, terms	since the date of its approval (an "Examined Period"), as compared to the benchmark Yield over such Examined Period; and to the extent that the Company's Stock Yield exceeds the benchmark Yield for such period, each of the Executive Office Holders shall receive an amount equal to 50% of his monthly Cost of Pay for each 1% of excess return (in percentage points' terms), or a relative amount in the event of a partial excess return.
Maximum payment term after the termination of service/employment	30 days
EBITDA''s Threshold (as a percent)	10.00%
Prior notice period for amount of grants under special circumstances	60 days
Maximum return period for compensation amounts	60 days
Executive Officer [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Level Of Incentive Percentage	15.00%
Profit before tax targets	$ 24,000
Executive Officer [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Level Of Incentive Percentage	150.00%